Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Zach Turner (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund, and Mr. Turner will assume sole portfolio manager responsibilities.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Zach Turner is Co-Portfolio Manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off VIP Dynamic Capital Appreciation Portfolio, and Mr. Turner will assume sole portfolio manager responsibilities.
VDCAP-PSTK-0425-108 1.797986.108	April 11, 2025
Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio
Investor Class
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Zach Turner (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund, and Mr. Turner will assume sole portfolio manager responsibilities.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Zach Turner is Co-Portfolio Manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off VIP Dynamic Capital Appreciation Portfolio, and Mr. Turner will assume sole portfolio manager responsibilities.
VIPDCA-INV-PSTK-0425-104 1.918635.104	April 11, 2025